COMMITMENTS, CONTINGENCIES AND GUARANTEES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES

6. COMMITMENTS, CONTINGENCIES AND GUARANTEES

Legal Reserve

From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company’s consolidated financial statements.

10. COMMITMENTS, CONTINGENCIES AND GUARANTEES

Leases

        The Company leases office space under non-cancelable operating leases that expire between January 2012 and June 2017. Future minimum commitments under these leases are as follows (in thousands):

Year Ending December 31,
2012	$6,728
2013	5,235
2014	3,195
2015	1,368
2016	1,296
Thereafter	9,194

Total	$27,016

        Rent expense for the years ended December 31, 2011 and 2010 and for the six months ended December 31, 2009 and June 30, 2009 was approximately $9.8 million, $7.8 million, $3.6 million and $0.3 million, respectively. Rent expense for such periods primarily reflects the lease agreement between the Company and Fifth Third Bank entered into on July 1, 2009. For the six months ended June 30, 2009, costs associated with office space occupied by the Predecessor Company were included in allocated expenses.

        In connection with the relocation of the Company's corporate headquarters discussed in Note 7, the Company provided Fifth Third Bank with written notice as required by the lease agreement of its intent to terminate the current lease of office space. Accordingly, the lease commitments above do not reflect payments associated with the lease agreement.

Legal Reserve

        From time to time, the Company is involved in various litigation matters arising in the ordinary course of its business. While it is impossible to ascertain the ultimate resolution or range of financial liability with respect to these contingent matters, management believes none of these matters, either individually or in the aggregate, would have a material effect upon the Company's financial statements.